Segments	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Segments
Segments
The Company is managed through two reportable segments, Clinical Development Services and Laboratory Services. The Company determines reportable segments using the management approach. The management approach is based on how the CODM organizes the segments for purposes of assessing performance and making operating decisions. The Clinical Development Services segment provides a wide range of services to its customers including early development/Phase I, patient recruitment and enrollment, investigator site management, Phase II-IV clinical trial management, medical communications and various peri- and post-approval services. The Laboratory Services segment provides comprehensive services to its customers including bioanalytical, vaccine sciences, GMP, central lab and biomarker testing. Both segments provide services to pharmaceutical, biotechnology, medical device, government organizations and other industry participants.
The Company’s CODM assesses segment performance and makes resource allocation decisions based on segment revenues and segment operating income. During the first quarter of 2020, the CODM began assessing performance and making resource allocation decisions based on total segment revenue, including direct, third-party pass-through and out-of-pocket revenue and segment operating income, including reimbursed costs. As a result, the Company has updated its segment presentation and prior period information for the years ended December 31, 2019 and December 31, 2018, which have been recast to reflect the change in the measurement of segment performance measures. No changes have been made to the segment presentation for the year ended December 31, 2017, as prior to the adoption of ASC 606 on January 1, 2018, third-party pass-through and out-of-pocket revenue, as well as reimbursed costs, were not allocated to the Company’s segments. In addition, during the fourth quarter of 2019, the CODM updated the manner in which financial information is reviewed for purposes of assessing performance and making operating decisions to include SG&A expenses attributable to each reportable segment as part of segment operating income. As a result, the Company has updated its segment presentation and all prior period information has been recast to reflect the change in the measurement of segment performance measures.
    For the years ended December 31, 2019 and December 31, 2018, segment operating income is segment revenue less segment direct costs, segment reimbursed costs and segment SG&A expenses. For the year ended December 31, 2017, segment operating income is segment revenue, which excludes reimbursed revenue, less segment direct costs and segment SG&A expenses. For all periods presented, segment operating income excludes certain unallocated direct costs and SG&A expenses, depreciation and amortization, goodwill and long-lived asset impairments and other nonrecurring expenses consistent with the information reviewed by the CODM. The CODM reviews the Company’s assets on a consolidated basis and does not assess performance or make operating decisions based on segment assets.

Information on reportable segment revenue and segment operating income, including a reconciliation of segment operating income to consolidated income from operations, for the respective periods were as follows:

	Years Ended December 31,
	2019	2018	2017
Segment revenue:
Clinical Development Services	$3,354,163	$3,182,870	$2,319,103
Laboratory Services	676,854	566,101	448,373
Total segment revenue	4,031,017	3,748,971	2,767,476
Segment direct costs:
Clinical Development Services	1,162,678	1,064,557	1,053,557
Laboratory Services	307,346	258,472	235,137
Total segment direct costs	1,470,024	1,323,029	1,288,694
Segment reimbursed costs:
Clinical Development Services	845,580	876,617	—
Laboratory Services	79,054	64,296	—
Total segment reimbursed costs	924,634	940,913	—
Segment SG&A expenses:
Clinical Development Services	529,425	475,242	464,794
Laboratory Services	81,373	68,305	60,097
Total segment SG&A expenses	610,798	543,547	524,891
Segment operating income:
Clinical Development Services	816,480	766,454	800,752
Laboratory Services	209,081	175,028	153,139
Total segment operating income	$1,025,561	$941,482	$953,891

Total segment revenue	$4,031,017	$3,748,971	$2,767,476
Other revenue not allocated to segments (1)	—	—	233,574
Total revenue	4,031,017	3,748,971	3,001,050

Total segment direct costs	1,470,024	1,323,029	1,288,694
Total segment reimbursed costs	924,634	940,913	—
Total segment SG&A expenses	610,798	543,547	524,891

Operating costs and expenses not allocated to segments:
Direct costs	14,234	10,783	14,289
Reimbursed costs	—	—	233,574
SG&A expenses	328,008	269,488	284,442
Recapitalization costs	—	—	114,766
Depreciation and amortization	264,830	258,974	279,066
Goodwill and long-lived asset impairments	1,284	29,626	43,459
Total operating costs and expenses	3,613,812	3,376,360	2,783,181
Income from operations	$417,205	$372,611	$217,869
(1) Other revenue not allocated to segments for the year ended December 31, 2017 consists of reimbursed revenue.
Entity-wide Information by Geographic Location
The tables below present certain entity-wide information about the Company’s operations by geographic location. The Company allocates revenues to geographic locations based on where the services are performed. Total revenues by geographic location are as follows:

	Years Ended December 31,
	2019	2018	2017
Revenue:
North America(1)	$2,155,609	$1,981,814	$1,413,079
Latin America	147,375	129,644	117,665
Europe, Middle East and Africa(2)	1,310,573	1,280,861	979,921
Asia-Pacific	417,460	356,652	256,811
Revenue	4,031,017	3,748,971	2,767,476
Reimbursed revenue	—	—	233,574
Total revenue	$4,031,017	$3,748,971	$3,001,050
(1) Revenue for the North America region includes revenue attributable to the United States of $2,132,275, $1,960,637 and $1,392,873, respectively, for the years ended December 31, 2019, 2018 and 2017.
(2) Revenue for the Europe, Middle East and Africa region includes service revenue attributable to the United Kingdom of $659,350, $655,314 and $518,174, respectively, for the years ended December 31, 2019, 2018 and 2017.
Total property and equipment, net by geographic location is as follows:

	December 31,
	2019	2018
Property and equipment, net:
North America(1)	$372,163	$328,690
Latin America	4,294	2,732
Europe, Middle East and Africa	51,780	53,434
Asia-Pacific	30,608	14,247
Total property and equipment, net	$458,845	$399,103
(1) Property and equipment, net for the North America region includes property and equipment, net attributable to the United States of $372,033 and $328,664, respectively, as of December 31, 2019 and 2018.